UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: April 30, 2009
Date of reporting period: April 30, 2009

Item 1. Report to Stockholders.

ANNUAL REPORT APRIL 30, 2009

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Bull Funds	Bear Funds

Index Equity Funds
S&P 500® Bull 2.5X Fund	S&P 500® Bear 2.5X Fund
NASDAQ-100® Bull 2.5X Fund	NASDAQ-100® Bear 2.5X Fund
Latin America Bull 2X Fund

Currency Funds
Dollar Bull 2.5X Fund	Dollar Bear 2.5X Fund

Speciality Funds
Commodity Trends Strategy Fund

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Letter to Shareholders

Dear Shareholders,

This Annual report for the Direxion Funds covers the fiscal year May 1, 2008 to April 30, 2009 (the “Annual Period”). During the Annual Period, the S&P 500 Index declined -35.31%, the DJ Industrial Average Index declined -34.18% and the Nasdaq-100 Index declined -26.82%, all on a total return basis. The major story for the period was the negative impact of declining real estate valuations on the financial markets and the banking sector. Extraordinary government intervention throughout the period was deemed necessary to prevent a collapse of the financial system and severe damage to the economy. Falling energy and commodity prices, which would usually be expected to provide a tailwind to the economy, did not seem to matter. The U.S. Dollar halted its recent declines and actually rallied during the period as investors sought the safety of dollar-denominated assets.

Direxion’s leveraged index funds seek to provide daily returns which are a multiple — positive or negative — of the return of a particular benchmark. The Direxion Funds maintain models which indicate the expected performance of each leveraged index fund in light of the path of the relevant benchmark, the fund’s expense ratios and the impact of leveraging the fund’s portfolio. The models, and a description of how they work, are available on the Direxion website (www.direxionfunds.com). The models do not take into account the size of a Fund or any transaction fees associated with creating a Fund’s portfolio, but do take into account a Fund’s expense ratio and financing implications. A brief comparison of the actual versus expected returns for each of the funds in this Annual Report follows.

The NASDAQ-100 Bull 2.5X Fund and the NASDAQ-100 Bear 2.5X Fund seek to provide 250% and -250% of the daily return of the NASDAQ-100 Index. The NASDAQ-100 Bull 2.5X Fund returned -70.49%, 21 basis points higher than its expected return of -70.70%. The NASDAQ-100 Bear 2.5X Fund returned -7.08%, 118 basis points lower than its expected return of -5.90%. The NASDAQ-100 Index itself declined -26.82%.

The S&P 500 Bull 2.5X Fund and the S&P 500 Bear 2.5X Fund seek to provide 250% and -250% of the daily return of the S&P 500 Index. The S&P 500 Bull 2.5X Fund returned -78.48%, 26 basis points higher than its expected return of -78.22%. The S&P 500 Bear 2.5X Fund gained 25.39%, 89 basis points lower than its expected return of 26.28%. The S&P 500 Index itself declined -35.31%.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

The Latin America Bull 2X Fund seeks to provide 200% of the daily return of the S&P Latin America 40 Index. The Latin America Bull 2X Fund returned -85.09%, 168 basis points lower than its expected return of -83.41%. The S&P Latin America 40 Index itself returned -44.33%.

The Dollar Bull 2.5X Fund and the Dollar Bear 2.5X Fund, which seeks to provide 250% and -250% of the daily return of the U.S. Dollar Index. The Dollar Bull 2.5X Fund returned 27.87%, 519 basis points lower than its expected return of 33.06% between June 2, 2008 and April 30, 2009. The Dollar Bear 2.5X Fund retuned -33.31%, equal to its expected return of -33.31% over the fiscal year May 1, 2008 to April 30, 2009. The U.S. Dollar Index itself returned 16.67%.

The Commodity Trends Strategy Fund, which seeks daily investment results, before fees and expenses, of the performance of the Standard and Poor’s Commodity Trends Indicator (“S&P CTI”). The Commodity Trends Strategy Fund returned -1.73%, 575 basis points higher than its expected return of -7.48%. The S&P CTI Index itself declined -5.96% for the period of June 11, 2008 (Fund inception date) through April 30, 2009.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Guy Talarico
Chief Investment Officer	Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense of the NASDAQ-100 Bull 2.5X Fund, NASDAQ-100 Bear 2.5X Fund, S&P 500 Bull 2.5X Fund, S&P 500 Bear 2.5X Fund, Latin America Bull 2X Fund, Dollar Bull 2.5X Fund, Dollar Bear 2.5X Fund and Commodity Trends Strategy Fund is 1.81%, 1.81%, 1.85%, 1.80%, 1.75%, 1.80%, 1.71% and 2.00%, respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: June 29, 2009

NASDAQ-100 Bull 2.5X Fund
May 1, 20061 - April 30, 2009 (Unaudited)

	Average Annual Total Return[2]
		Since
	1 Year	Inception

NASDAQ-100 Bull 2.5X Fund	(70.49)%	(34.04)%

NASDAQ-100 Index	(27.29)%	(6.15)%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the NASDAQ-100 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	249.8%

Total Exposure	249.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2009.

4  DIREXION ANNUAL REPORT

NASDAQ-100 Bear 2.5X Fund
May 1, 20061 - April 30, 2009 (Unaudited)

	Average Annual Total Return[2]
		Since
	1 Year	Inception

NASDAQ-100 Bear 2.5X Fund	(7.08)%	(15.06)%

NASDAQ-100 Index	(27.29)%	(6.15)%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the NASDAQ-100 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(249.6)%

Total Exposure	(249.6)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2009.

DIREXION ANNUAL REPORT  5

S&P 500 Bull 2.5X Fund
May 1, 20061 - April 30, 2009 (Unaudited)

	Average Annual Total Return[2]
		Since
	1 Year	Inception

S&P 500 Bull 2.5X Fund	(78.48)%	(40.78)%

S&P 500 Index	(35.31)%	(10.64)%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Futures Contracts	(2.0)%
Swap Contracts	250.1%

Total Exposure	248.1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2009.

6  DIREXION ANNUAL REPORT

S&P 500 Bear 2.5X Fund
May 1, 20061 - April 30, 2009 (Unaudited)

	Average Annual Total Return[2]
		Since
	1 Year	Inception

S&P 500 Bear 2.5X Fund	25.39%	1.21%

S&P 500 Index	(35.31)%	(10.64)%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(250.6)%

Total Exposure	(250.6)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2009.

DIREXION ANNUAL REPORT  7

Latin America Bull 2X Fund
May 2, 20061 - April 30, 2009 (Unaudited)

	Average Annual Total Return[2]
		Since
	1 Year	Inception

Latin America Bull 2X Fund	(85.09)%	(29.47)%

S&P Latin America 40 Index	(47.17)%	(2.44)%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P Latin America 40 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	0.1%
Swap Contracts	202.5%

Total Exposure	202.6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2009.

8  DIREXION ANNUAL REPORT

Dollar Bear 2.5X Fund
June 12, 20061 - April 30, 2009 (Unaudited)

	Average Annual Total Return[2]
		Since
	1 Year	Inception

Dollar Bear 2.5X Fund	(33.31)%	(0.60)%

U.S. Dollar Index	16.67%	(0.58)%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the U.S. Dollar does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Futures Contracts	(249.6)%

Total Exposure	(249.6)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2009.

DIREXION ANNUAL REPORT  9

Dollar Bull 2.5X Fund
June 2, 20081 - April 30, 2009 (Unaudited)

Total Return[2]
Since Inception

Dollar Bull 2.5X Fund	27.87%

U.S. Dollar Index	16.02%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the U.S. Dollar does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Futures Contracts	251.4%

Total Exposure	251.4%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2009.

10  DIREXION ANNUAL REPORT

Commodity Trends Strategy Fund
June 10, 20081 - April 30, 2009 (Unaudited)

Total Return[2]
Since Inception

Commodity Trends Strategy Fund	(1.73)%

S&P Commodity Trends Indicator	(6.75)%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P Commodity Trends Indicator does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The Fund imposes a 1.00% redemption fee on shares redeemed (through sales or exchanges) within 90 days of the date of purchase. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	98.7%

Total Exposure	98.7%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2009.

DIREXION ANNUAL REPORT  11

Expense Example
April 30, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (November 1, 2008 — April 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem those shares of the Commodity Trends Strategy Fund that have been held for less than 90 days. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of underlying funds may vary. These expenses are not included in the examples presented on preceding page. The preceding examples include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12  DIREXION ANNUAL REPORT

Expense Example Tables
April 30, 2009 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	November 1, 2008	April 30, 2009	Period[2]

NASDAQ-100 Bull 2.5X Fund
Based on actual fund return	1.89%	$1,000.00	$910.30	$8.95
Based on hypothetical 5% return	1.89%	1,000.00	1,015.42	9.44
NASDAQ-100 Bear 2.5X Fund
Based on actual fund return	1.88%	1,000.00	578.60	7.36
Based on hypothetical 5% return	1.88%	1,000.00	1,015.47	9.39
S&P 500 Bull 2.5X Fund
Based on actual fund return	1.88%	1,000.00	633.30	7.61
Based on hypothetical 5% return	1.88%	1,000.00	1,015.47	9.39
S&P 500 Bear 2.5X Fund
Based on actual fund return	1.90%	1,000.00	784.30	8.41
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Latin America Bull 2X Fund
Based on actual fund return	2.15%	1,000.00	993.40	10.63
Based on hypothetical 5% return	2.15%	1,000.00	1,014.13	10.74
Dollar Bear 2.5X Fund
Based on actual fund return	1.89%	1,000.00	1,022.40	9.48
Based on hypothetical 5% return	1.89%	1,000.00	1,015.42	9.44
Dollar Bull 2.5X Fund[3]
Based on actual fund return	1.66%	1,000.00	876.20	7.72
Based on hypothetical 5% return	1.66%	1,000.00	1,016.56	8.30
Commodity Trends Strategy Fund[4]
Based on actual fund return	2.00%	1,000.00	876.10	9.30
Based on hypothetical 5% return	2.00%	1,000.00	1,014.88	9.99

[1]	Annualized ratio of net expenses incurred in the most recent fiscal half-year.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.
[3]	Fund commenced operation on June 2, 2008.
[4]	Fund commenced operations June 10, 2008.

DIREXION ANNUAL REPORT  13

Allocation of Portfolio Holdings
April 30, 2009 (Unaudited)

		Investment
	Cash*	Companies		Futures	Swaps	Total

NASDAQ-100 Bull 2.5X Fund	96%	—		—	4%	100%
NASDAQ-100 Bear 2.5X Fund	111%	—		—	(11%)	100%
S&P 500 Bull 2.5X Fund	98%	—		0%**	2%	100%
S&P 500 Bear 2.5X Fund	109%	—		—	(9%)	100%
Latin America Bull 2X Fund	100%	0	%**	—	0%**	100%
Dollar Bear 2.5X Fund	98%	—		2%	—	100%
Dollar Bull 2.5X Fund	101%	—		(1%)	—	100%
Commodity Trends Strategy Fund	101%	—		—	(1%)	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

14  DIREXION ANNUAL REPORT

NASDAQ-100 Bull 2.5X Fund
Schedule of Investments
April 30, 2009

Shares		Value

SHORT TERM INVESTMENTS - 73.1%
MONEY MARKET FUNDS - 73.1%
4,837,661	Fidelity Institutional Money Market Government Portfolio	$4,837,661
4,837,661	Fidelity Institutional Money Market Portfolio	4,837,661
4,606,131	Goldman Sachs Financial Square Government Fund	4,606,131
4,837,661	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	4,837,661

	TOTAL SHORT TERM INVESTMENTS (Cost $19,119,114)	$19,119,114

	TOTAL INVESTMENTS (Cost $19,119,114) - 73.1%	$19,119,114
	Other Assets in Excess of Liabilities - 26.9%	7,036,387

	TOTAL NET ASSETS - 100.0%	$26,155,501

Percentages are stated as a percent of net assets.

NASDAQ-100 Bull 2.5X Fund
Long Equity Swap Contracts
April 30, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	NASDAQ-100 Index	46,865	$64,314,000	6/4/2010	$1,032,415

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  15

NASDAQ-100 Bear 2.5X Fund
Schedule of Investments
April 30, 2009

Shares		Value

SHORT TERM INVESTMENTS - 65.1%
MONEY MARKET FUNDS - 65.1%
1,075,022	Fidelity Institutional Money Market Government Portfolio	$1,075,022
1,075,022	Fidelity Institutional Money Market Portfolio	1,075,022
1,055,507	Goldman Sachs Financial Square Government Fund	1,055,507
1,075,022	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	1,075,022

	TOTAL SHORT TERM INVESTMENTS (Cost $4,280,573)	$4,280,573

	TOTAL INVESTMENTS (Cost $4,280,573) - 65.1%	$4,280,573
	Other Assets in Excess of Liabilities - 34.9%	2,292,013

	TOTAL NET ASSETS - 100.0%	$6,572,586

Percentages are stated as a percent of net assets.

NASDAQ-100 Bear 2.5X Fund
Short Equity Swap Contracts
April 30, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	NASDAQ-100 Index	11,765	$15,672,975	6/4/2010	$(730,576)

The accompanying notes are an integral part of these financial statements.
16  DIREXION ANNUAL REPORT

S&P 500 Bull 2.5X Fund
Schedule of Investments
April 30, 2009

Shares		Value

SHORT TERM INVESTMENTS - 74.8%
MONEY MARKET FUNDS - 74.8%
8,055,490	Fidelity Institutional Money Market Government Portfolio	$8,055,490
8,055,490	Fidelity Institutional Money Market Portfolio	8,055,490
7,705,116	Goldman Sachs Financial Square Government Fund	7,705,116
8,055,490	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	8,055,490

	TOTAL SHORT TERM INVESTMENTS (Cost $31,871,586)	$31,871,586

	TOTAL INVESTMENTS (Cost $31,871,586) - 74.8%	$31,871,586
	Other Assets in Excess of Liabilities - 25.2%	10,739,279

	TOTAL NET ASSETS - 100.0%	$42,610,865

Percentages are stated as a percent of net assets.

S&P 500 Bull 2.5X Fund
Short Futures Contracts
April 30, 2009

		$Unrealized
Contracts		Depreciation

20	S&P 500 Mini Futures
	Expiring June 2009 (Underlying Face Amount at Market Value $869,500)	$(18,335)

S&P 500 Bull 2.5X Fund
Long Equity Swap Contracts
April 30, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital LLC	S&P 500 Index	122,050	$105,529,627	6/4/2010	$1,019,019

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  17

S&P 500 Bear 2.5X Fund
Schedule of Investments
April 30, 2009

Shares		Value

SHORT TERM INVESTMENTS - 45.0%
MONEY MARKET FUNDS - 45.0%
2,850,101	Fidelity Institutional Money Market Government Portfolio	$2,850,101
2,850,101	Fidelity Institutional Money Market Portfolio	2,850,101
3,539,150	Goldman Sachs Financial Square Government Fund	3,539,150
2,850,100	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	2,850,100

	TOTAL SHORT TERM INVESTMENTS (Cost $12,089,452)	$12,089,452

	TOTAL INVESTMENTS (Cost $12,089,452) - 45.0%	$12,089,452
	Other Assets in Excess of Liabilities - 55.0%	14,795,318

	TOTAL NET ASSETS - 100.0%	$26,884,770

Percentages are stated as a percent of net assets.

S&P 500 Bear 2.5X Fund
Short Equity Swap Contracts
April 30, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	S&P 500 Index	77,150	$65,004,683	6/4/2010	$(2,366,605)

The accompanying notes are an integral part of these financial statements.
18  DIREXION ANNUAL REPORT

Latin American Bull 2X Fund
Schedule of Investments
April 30, 2009

Shares		Value

INVESTMENT COMPANIES - 0.1%
1,200	iShares MSCI Brazil Index	$54,120

	TOTAL INVESTMENT COMPANIES (Cost $45,729)	$54,120

SHORT TERM INVESTMENTS - 40.9%
MONEY MARKET FUNDS - 40.9%
4,565,492	Fidelity Institutional Money Market Government Portfolio	4,565,492
4,565,492	Fidelity Institutional Money Market Portfolio	4,565,492
4,544,129	Goldman Sachs Financial Square Government Fund	4,544,129
4,565,492	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	4,565,492

	TOTAL SHORT TERM INVESTMENTS (Cost $18,240,605)	$18,240,605

	TOTAL INVESTMENTS (Cost $18,286,334) - 41.0%	$18,294,725
	Other Assets in Excess of Liabilities - 59.0%	26,306,031

	TOTAL NET ASSETS - 100.0%	$44,600,756

Percentages are stated as a percent of net assets.

Latin American Bull 2X Fund
Long Equity Swap Contracts
April 30, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Merrill Lynch	iShares S&P Latin America 40 Index	3,029,607	$90,342,881	5/28/2010	$—

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  19

Dollar Bear 2.5X Fund
Schedule of Investments
April 30, 2009

Shares		Value

SHORT TERM INVESTMENTS - 114.9%
MONEY MARKET FUNDS - 114.9%
2,808,227	Fidelity Institutional Money Market Government Portfolio	$2,808,227
2,808,227	Fidelity Institutional Money Market Portfolio	2,808,227
2,084,250	Goldman Sachs Financial Square Government Fund	2,084,250
2,808,228	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	2,808,228

	TOTAL SHORT TERM INVESTMENTS (Cost $10,508,932)	$10,508,932

	TOTAL INVESTMENTS (Cost $10,508,932) - 114.9%	$10,508,932
	Liabilities in Excess of Other Assets - (14.9)%	(1,359,947)

	TOTAL NET ASSETS - 100.0%	$9,148,985

Percentages are stated as a percent of net assets.

Dollar Bear 2.5X Fund
Short Futures Contracts
April 30, 2009

		Unrealized
Contracts		Appreciation

269	Dollar Index Futures Contract Expiring June 2009 (Underlying Face Amount at Market Value $22,836,755)	$176,822

The accompanying notes are an integral part of these financial statements.
20  DIREXION ANNUAL REPORT

Dollar Bull 2.5X Fund
Schedule of Investments
April 30, 2009

Shares		Value

SHORT TERM INVESTMENTS - 22.5%
MONEY MARKET FUNDS - 22.5%
183,759	Fidelity Institutional Money Market Government Portfolio	$183,759
183,759	Fidelity Institutional Money Market Portfolio	183,759
171,074	Goldman Sachs Financial Square Government Fund	171,074
183,759	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	183,759

	TOTAL SHORT TERM INVESTMENTS (Cost $722,351)	$722,351

	TOTAL INVESTMENTS (Cost $722,351) - 22.5%	$722,351
	Other Assets in Excess of Liabilities - 77.5%	2,485,334

	TOTAL NET ASSETS - 100.0%	$3,207,685

Percentages are stated as a percent of net assets.

Dollar Bull 2.5X Fund
Futures Contracts
April 30, 2009

		Unrealized
Contracts		Depreciation

95	Dollar Index Futures Contract
	Expiring June 2009 (Underlying Face Amount at Market Value $8,065,025)	$(27,104)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  21

Commodity Trends Strategy Fund
Consolidated Schedule of Investments
April 30, 2009

Shares		Value

SHORT TERM INVESTMENTS - 76.5%
MONEY MARKET FUNDS - 76.5%
69,754,463	Fidelity Institutional Money Market Government Portfolio	$69,754,463
69,754,462	Fidelity Institutional Money Market Portfolio	69,754,462
68,886,174	Goldman Sachs Financial Square Government Fund	68,886,174
69,754,462	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	69,754,462

	TOTAL SHORT TERM INVESTMENTS (Cost $278,149,561)	$278,149,561

	TOTAL INVESTMENTS (Cost $278,149,561) - 76.5%	$278,149,561
	Other Assets in Excess of Liabilities - 23.5%	85,668,120

	TOTAL NET ASSETS - 100.0%	$363,817,681

Percentages are stated as a percent of net assets.

Commodity Trends Strategy Fund
Long Equity Swap Contracts
April 30, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs	S&P Commodity Trends Indicator	1,000	$9,480	6/18/2009	$(104)
Merrill Lynch	S&P Commodity Trends Indicator	171,254	340,207,545	10/14/2010	(4,065,972)
Merrill Lynch	S&P Commodity Trends Indicator	3,529	7,000,781	10/19/2010	(72,488)
Merrill Lynch	S&P Commodity Trends Indicator	8,084	16,001,575	10/22/2010	(128,733)

		183,867	$363,219,381		$(4,267,297)

The accompanying notes are an integral part of these financial statements.
22  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2009

	NASDAQ-100 Bull	NASDAQ-100 Bear
	2.5X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$19,119,114	$4,280,573
Receivable for Fund shares sold	368,384	490,476
Unrealized appreciation on swaps	1,032,415	—
Deposit at broker for swaps	5,900,000	2,570,000
Dividends and interest receivable	6,437	3,201
Other assets	39,856	31,780

Total Assets	26,466,206	7,376,030

Liabilities:
Payable for Fund shares redeemed	265,084	46,041
Unrealized depreciation on swaps	—	730,576
Accrued distribution expense	4,236	1,663
Accrued advisory expense	10,588	522
Accrued expenses and other liabilities	30,797	24,642

Total Liabilities	310,705	803,444

Net Assets	$26,155,501	$6,572,586

Net Assets Consist Of:
Capital stock	$62,063,987	$11,795,666
Accumulated undistributed net investment income (loss)	—	—
Accumulated undistributed net realized gain (loss)	(36,940,901)	(4,492,504)
Net unrealized appreciation (depreciation) on:
Swaps	1,032,415	(730,576)

Total Net Assets	$26,155,501	$6,572,586

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$26,155,501	$6,572,586
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	828,386	564,005
Net asset value, redemption price and offering price per share	$31.57	$11.65

Cost of Investments	$19,119,114	$4,280,573

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  23

Statements of Assets and Liabilities
April 30, 2009

	S&P 500 Bull	S&P 500 Bear
	2.5X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$31,871,586	$12,089,452
Receivable for Fund shares sold	350,769	9,048,571
Deposit at broker for swaps	9,530,000	9,140,000
Deposit at broker for futures	134,509	—
Due from broker for swaps	3,023	—
Unrealized appreciation on swaps	1,019,019	—
Variation margin receivable	26,260	—
Dividends and interest receivable	13,975	6,889
Other assets	20,206	20,363

Total Assets	42,969,347	30,305,275

Liabilities:
Payable for Fund shares redeemed	236,869	892,607
Unrealized depreciation on swaps	—	2,366,605
Due to broker for futures	44,509	6,920
Due to broker for swaps	—	100,750
Accrued distribution expense	8,338	3,626
Accrued advisory expense	25,206	14,228
Accrued expenses and other liabilities	43,560	35,769

Total Liabilities	358,482	3,420,505

Net Assets	$42,610,865	$26,884,770

Net Assets Consist Of:
Capital stock	$67,438,231	$33,369,029
Accumulated undistributed net investment income (loss)	—	—
Accumulated undistributed net realized gain (loss)	(25,828,050)	(4,117,654)
Net unrealized appreciation (depreciation)
Futures	(18,335)	—
Swaps	1,019,019	(2,366,605)

Total Net Assets	$42,610,865	$26,884,770

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$42,610,865	$26,884,770
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,199,298	1,391,644
Net asset value, redemption price and offering price per share	$19.37	$19.32

Cost of Investments	$31,871,586	$12,089,452

The accompanying notes are an integral part of these financial statements.
24  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2009

	Latin America	Dollar Bear
	Bull 2X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$18,294,725	$10,508,932
Receivable for Fund shares sold	163,540	268,094
Deposit at broker for futures	—	311,433
Deposit at broker for swaps	22,866,713	—
Due from broker for futures	—	242,767
Due from broker for swaps	3,400,313	—
Dividends and interest receivable	15,300	3,605
Other assets	45,270	19,700

Total Assets	44,785,861	11,354,531

Liabilities:
Payable for Fund shares redeemed	99,444	2,087,330
Variation margin payable	—	82,147
Accrued distribution expense	8,884	2,295
Accrued advisory expense	19,855	7,406
Accrued expenses and other liabilities	56,922	26,368

Total Liabilities	185,105	2,205,546

Net Assets	$44,600,756	$9,148,985

Net Assets Consist Of:
Capital stock	$271,691,538	$14,414,863
Accumulated undistributed net investment income (loss)	—	—
Accumulated undistributed net realized gain (loss)	(227,099,173)	(5,442,700)
Net unrealized appreciation (depreciation)
Investments	8,391	—
Futures	—	176,822

Total Net Assets	$44,600,756	$9,148,985

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$44,600,756	$9,148,985
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,902,285	501,632
Net asset value, redemption price and offering price per share	$23.45	$18.24

Cost of Investments	$18,286,334	$10,508,932

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  25

Statements of Assets and Liabilities
April 30, 2009

		Commodity Trends
	Dollar Bull	Strategy Fund
	2.5X Fund	(Consolidated)

Assets:
Investments, at market value (Note 2)	$722,351	$278,149,561
Receivable for Fund shares sold	2,400,164	2,506,878
Receivable from Adviser	25,105	—
Deposit at broker for futures	115,099	—
Deposit at broker for swaps	—	88,166,283
Variation margin receivable	5,962	—
Dividends and interest receivable	473	118,689
Other assets	14,478	20,220

Total Assets	3,283,632	368,961,631

Liabilities:
Payable for Fund shares redeemed	7,200	152,130
Unrealized depreciation on swaps	—	4,267,297
Due to broker for futures	48,799	—
Accrued distribution expense	383	71,618
Accrued advisory expense	—	289,353
Accrued expenses and other liabilities	19,565	363,552

Total Liabilities	75,947	5,143,950

Net Assets	$3,207,685	$363,817,681

Net Assets Consist Of:
Capital stock	$3,996,663	$368,084,978
Accumulated undistributed net investment income (loss)	—	—
Accumulated undistributed net realized gain (loss)	(761,874)	—
Net unrealized appreciation (depreciation)
Futures	(27,104)	—
Swaps	—	(4,267,297)

Total Net Assets	$3,207,685	$363,817,681

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$3,207,685	$363,817,681
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	87,281	12,365,264
Net asset value, redemption price and offering price per share	$36.75	$29.42

Cost of Investments	$722,351	$278,149,561

The accompanying notes are an integral part of these financial statements.
26  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended April 30, 2009

	NASDAQ-100 Bull	NASDAQ-100 Bear
	2.5X Fund	2.5X Fund

Investment income:
Dividend income	$—	$—
Interest income	302,334	137,003

Total investment income	302,334	137,003

Expenses:
Investment advisory fees	158,779	80,109
Distribution expenses	52,926	26,703
Shareholder servicing fees	52,926	26,703
Administration fees	8,168	4,063
Fund accounting fees	17,773	9,408
Custody fees	4,759	2,388
Transfer agent fees	33,316	17,680
Federal and state registration fees	30,153	30,801
Professional fees	20,428	17,431
Reports to shareholders	10,746	2,939
Trustees’ fees and expenses	2,316	1,912
Other	17,446	17,843

Total expenses before reimbursement	409,736	237,980
Less: Reimbursement of expenses by Adviser	(24,439)	(43,541)
Less: Expenses paid indirectly (Note 6)	(1,992)	(1,370)

Total expenses	383,305	193,069

Net investment income (loss)	(80,971)	(56,066)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	487,564	16,539
Options written	287,249	125,435
Futures	2,964,067	119,379
Swaps	(26,592,110)	1,692,127

	(22,853,230)	1,953,480

Change in unrealized appreciation (depreciation) on:
Investments	(204,481)	(9,426)
Options written	(27,599)	(21,000)
Futures	(974,429)	17,257
Swaps	688,594	610,046

	(517,915)	596,877

Net realized and unrealized gain (loss) on investments	(23,371,145)	2,550,357

Net increase (decrease) in net assets resulting from operations	$(23,452,116)	$2,494,291

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  27

Statements of Operations
Year Ended April 30, 2009

	S&P 500 Bull	S&P 500 Bear
	2.5X Fund	2.5X Fund

Investment income:
Dividend income	$171	$16,731
Interest income	247,006	275,359

Total investment income	247,177	292,090

Expenses:
Investment advisory fees	206,013	192,516
Distribution expenses	68,671	64,172
Shareholder servicing fees	68,671	64,172
Administration fees	9,983	9,682
Fund accounting fees	21,591	23,518
Custody fees	6,305	5,647
Transfer agent fees	43,146	37,410
Federal and state registration fees	21,322	36,273
Professional fees	15,231	25,258
Reports to shareholders	12,226	10,277
Trustees’ fees and expenses	3,257	2,675
Other	20,648	24,242

Total expenses before reimbursement	497,064	495,842
Plus: Recoupment of previously waived expenses	13,194	—
Less: Reimbursement of expenses by Adviser	—	(32,278)
Less: Expenses paid indirectly (Note 6)	(1,297)	(1,774)

Total expenses	508,961	461,790

Net investment income (loss)	(261,784)	(169,700)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	335,332	(150,985)
Written Options	68,593	(230,864)
Futures	(1,323,807)	4,945,325
Swaps	(22,496,024)	37,732,715

	(23,415,906)	42,296,191

Change in unrealized appreciation (depreciation) on:
Investments	(241,712)	(146,892)
Written Options	(16,200)	(10,950)
Futures	130,035	821
Swaps	1,019,019	(2,217,690)

	891,142	(2,374,711)

Net realized and unrealized gain (loss) on investments	(22,524,764)	39,921,480

Net increase (decrease) in net assets resulting from operations	$(22,786,548)	$39,751,780

The accompanying notes are an integral part of these financial statements.
28  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended April 30, 2009

	Latin America Bull	Dollar Bear
	2X Fund	2.5X Fund

Investment income:
Dividend income (net of foreign withholding tax of $27,837 and $-, respectively)	$874,247	$—
Interest income	1,754,183	199,211

Total investment income	2,628,430	199,211

Expenses:
Investment advisory fees	913,161	100,428
Distribution expenses	304,387	33,476
Shareholder servicing fees	304,387	33,476
Administration fees	52,159	5,242
Fund accounting fees	101,648	11,322
Custody fees	28,852	2,939
Transfer agent fees	215,471	21,398
Federal and state registration fees	50,776	26,148
Professional fees	93,797	29,083
Reports to shareholders	93,784	6,751
Trustees’ fees and expenses	9,211	2,041
Other	41,984	5,636

Total expenses before reimbursement	2,209,617	277,940
Less: Reimbursement of expenses by Adviser	(78,811)	(34,674)
Less: Expenses paid indirectly (Note 6)	(6,252)	(2,225)

Total expenses	2,124,554	241,041

Net investment income (loss)	503,876	(41,830)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(14,850,384)	—
Written options	(890,458)	—
Futures	(43,059)	(5,962,646)
Swaps	(197,837,003)	—

	(213,620,904)	(5,962,646)

Change in unrealized appreciation (depreciation) on:
Investments	(14,562,301)	—
Written options	(412,846)	—
Futures	—	707,704
Swaps	5,997,259	—

	(8,977,888)	707,704

Net realized and unrealized gain (loss) on investments	(222,598,792)	(5,254,942)

Net increase (decrease) in net assets resulting from operations	$(222,094,916)	$(5,296,772)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  29

Statements of Operations
Year Ended April 30, 2009

		Commodity Trends
	Dollar Bull	Strategy Fund[2]
	2.5X Fund[1]	(Consolidated)

Investment income:
Dividend income	$—	$—
Interest income	91,772	1,024,293

Total investment income	91,772	1,024,293

Expenses:
Investment advisory fees	48,686	1,307,494
Distribution expenses	16,229	326,873
Shareholder servicing fees	16,229	326,873
Administration fees	2,416	50,196
Fund accounting fees	6,814	100,166
Custody fees	1,921	29,837
Transfer agent fees	14,974	129,390
Federal and state registration fees	24,286	35,742
Professional fees	22,427	127,343
Reports to shareholders	3,920	45,230
Trustees’ fees and expenses	1,127	7,718
Other	2,795	150,943

Total expenses before reimbursement	161,824	2,637,805
Less: Reimbursement of expenses by Adviser	(50,770)	(24,076)
Less: Expenses paid indirectly (Note 6)	—	(284)

Total expenses	111,054	2,613,445

Net investment income (loss)	(19,282)	(1,589,152)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Securities sold short	—	2,877
Futures	2,406,673	—
Swaps	(50,503)	(27,151,811)

	2,356,170	(27,148,934)

Change in unrealized appreciation (depreciation) on:
Futures	(27,104)	—
Swaps	—	(4,267,297)

	(27,104)	(4,267,297)

Net realized and unrealized gain (loss) on investments	2,329,066	(31,416,231)

Net increase (decrease) in net assets resulting from operations	$2,309,784	(33,005,383)

[1]	Represents the period of June 2, 2008 (commencement of operations) to April 30, 2009.
[2]	Represents the period of June 10, 2008 (commencement of operations) to April 30, 2009.

The accompanying notes are an integral part of these financial statements.
30  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	NASDAQ-100 Bull 2.5X Fund		NASDAQ-100 Bear 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2009	April 30, 2008	April 30, 2009	April 30, 2008

Operations:
Net investment income (loss)	$(80,971)	$375,567	$(56,066)	$207,102
Net realized gain (loss) on investments	(22,853,230)	(8,043,530)	1,953,480	(4,036,017)
Change in net unrealized appreciation (depreciation) on investments	(517,915)	861,088	596,877	(1,331,683)

Net increase (decrease) in net assets resulting from operations	(23,452,116)	(6,806,875)	2,494,291	(5,160,598)

Distributions to shareholders
Net investment income	—	(1,000,004)	(526,007)	—
Net realized gains	(867,580)	(2,000,002)	—	—
Return of capital	(15,509)	—	—	—

Total distributions	(883,089)	(3,000,006)	(526,007)	—

Capital share transactions
Proceeds from shares sold	197,806,750	179,922,370	167,423,170	140,493,605
Proceeds from shares issued to holders in reinvestment of distributions	664,702	2,858,247	486,176	—
Cost of shares redeemed	(169,511,180)	(158,514,277)	(172,391,526)	(134,405,383)

Net increase (decrease) in net assets resulting from capital share transactions	28,960,272	24,266,340	(4,482,180)	6,088,222

Total increase (decrease) in net assets	4,625,067	14,459,459	(2,513,896)	927,624

Net assets:
Beginning of year	21,530,434	7,070,975	9,086,482	8,158,858

End of year	$26,155,501	$21,530,434	$6,572,586	$9,086,482

Accumulated undistributed net investment income (loss), end of year	$—	$—	$—	$1,866,628

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  31

Statements of Changes in Net Assets

	S&P 500 Bull 2.5X Fund		S&P 500 Bear 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2009	April 30, 2008	April 30, 2009	April 30, 2008

Operations:
Net investment income (loss)	$(261,784)	$211,554	$(169,700)	$237,771
Net realized gain (loss) on investments	(23,415,906)	(2,916,160)	42,296,191	1,800,449
Change in net unrealized appreciation (depreciation) on investments	891,142	182,079	(2,374,711)	11,802

Net increase (decrease) in net assets resulting from operations	(22,786,548)	(2,522,527)	39,751,780	2,050,022

Distributions to shareholders
Net investment income	—	—	(645,243)	—
Net realized gains	—	—	—	—
Return of capital	(16,961)	(122,813)	—	—

Total distributions	(16,961)	(122,813)	(645,243)	—

Capital share transactions
Proceeds from shares sold	345,736,874	150,181,127	614,853,896	208,372,170
Proceeds from shares issued to holders in reinvestment of distributions	15,993	120,956	622,833	—
Cost of shares redeemed	(299,946,093)	(138,431,007)	(636,694,534)	(205,817,308)

Net increase (decrease) in net assets resulting from capital share transactions	45,806,774	11,871,076	(21,217,805)	2,554,862

Total increase (decrease) in net assets	23,003,265	9,225,736	17,888,732	4,604,884

Net assets:
Beginning of year	19,607,600	10,381,864	8,996,038	4,391,154

End of year	$42,610,865	$19,607,600	$26,884,770	$8,996,038

Accumulated undistributed net investment income (loss), end of year	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.
32  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Latin America Bull 2X Fund		Dollar Bear 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2009	April 30, 2008	April 30, 2009	April 30, 2008

Operations:
Net investment income (loss)	$503,876	$1,085,911	$(41,830)	$269,281
Net realized gain (loss) on investments	(213,620,904)	39,231,954	(5,962,646)	2,048,886
Change in net unrealized appreciation (depreciation) on investments	(8,977,888)	8,566,953	707,704	(637,780)

Net increase (decrease) in net assets resulting from operations	(222,094,916)	48,884,818	(5,296,772)	1,680,387

Distributions to shareholders
Net investment income	(503,876)	(27,616,957)	—	(149,620)
Net realized gains	—	(13,751,953)	—	(839,282)
Return of capital	(3,826,290)	—	—	—

Total distributions	(4,330,166)	(41,368,910)	—	(988,902)

Capital share transactions
Proceeds from shares sold	252,868,532	846,491,771	299,446,702	116,193,276
Proceeds from shares issued to holders in reinvestment of distributions	4,212,558	39,000,470	—	868,004
Cost of shares redeemed	(269,196,685)	(656,034,151)	(307,979,838)	(97,568,631)

Net increase (decrease) in net assets resulting from capital share transactions	(12,115,595)	229,458,090	(8,533,136)	19,492,649

Total increase (decrease) in net assets	(238,540,677)	236,973,998	(13,829,908)	20,184,134

Net assets:
Beginning of year	283,141,433	46,167,435	22,978,893	2,794,759

End of year	$44,600,756	$283,141,433	$9,148,985	$22,978,893

Accumulated undistributed net investment income, end of year	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  33

Statements of Changes in Net Assets

		Commodity Trends
		Strategy Fund
	Dollar Bull 2.5X Fund	(Consolidated)
	June 2, 2008[1]	June 10, 2008[1]
	to April 30, 2009	to April 30, 2009

Operations:
Net investment income (loss)	$(19,282)	$(1,589,152)
Net realized gain (loss) on investments	2,356,170	(27,148,934)
Change in net unrealized appreciation (depreciation) on investments	(27,104)	(4,267,297)

Net increase (decrease) in net assets resulting from operations	2,309,784	(33,005,383)

Distributions to shareholders
Net investment income	—	—
Net realized gains	(393,682)	—
Return of capital	—	(293,844)

Total distributions	(393,682)	(293,844)

Capital share transactions
Proceeds from shares sold	291,011,100	447,840,095
Proceeds from shares issued to holders in reinvestment of distributions	247,034	189,854
Cost of shares redeemed	(289,966,551)	(50,913,041)

Net increase (decrease) in net assets resulting from capital share transactions	1,291,583	397,116,908

Total increase (decrease) in net assets	3,207,685	363,817,681

Net assets:
Beginning of period	—	—

End of period	$3,207,685	$363,817,681

Accumulated undistributed net investment income, end of period	$—	$—

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.
34  DIREXION ANNUAL REPORT

Financial Highlights
April 30, 2009

													RATIOS TO AVERAGE NET ASSETS
															Net
															Investment
															Income (Loss)
			Net Realized	Net Increase											After Expense
	Net Asset		and	(Decrease)	Dividends	Distributions				Net Asset		Net Assets,			Reimbursement/
	Value,	Net	Unrealized	in Net Asset	from Net	from	Return		Redemption	Value,		End of			Recoupment	Portfolio
	Beginning	Investment	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	Fees	End of	Total	Year/Period	Total	Net	and Expenses	Turnover
Year/Period	of Year/Period	Income (Loss)[4]	on Investments	from Operations	Income	Capital Gains	Distribution	Distributions	Paid to Fund	Year/Period	Return	(,000)	Expenses[3]	Expenses[3]	Paid Indirectly[3]	Rate[5]

NASDAQ-100 Bull 2.5X Fund[9]
Year ended April 30, 2009	$112.07	$(0.15)	$(79.02)	$(79.17)	$—	$(1.31)	$(0.02)	$(1.33)	$—	$31.57	(70.49%)	$26,156	1.93%	1.81%	(0.38%)	83%
Year ended April 30, 2008	144.55	3.08	(15.54)	(12.46)	(7.07)	(12.95)	—	(20.02)	—	112.07	(11.69%)	21,530	2.35%	1.75%	2.22%	28%
May 1, 2006[1] to April 30, 2007	140.00	1.61	11.55	13.16	—	(8.61)	—	(8.61)	—	144.55	10.11%[2,6]	7,071	3.42%	1.75%	1.23%	920%[2]
NASDAQ-100 Bear 2.5X Fund
Year ended April 30, 2009	13.19	(0.09)	(0.27)	(0.36)	(1.18)	—	—	(1.18)	—	11.65	(7.08%)	6,573	2.23%	1.81%	(0.52%)	0%
Year ended April 30, 2008	15.94	0.30	(3.05)	(2.75)	—	—	—	—	—	13.19	(17.25%)	9,086	2.38%	1.75%	2.03%	0%
May 1, 2006[1] to April 30, 2007	20.00	0.60	(4.66)	(4.06)	—	—	—	—	—	15.94	(20.30%)[2]	8,159	3.23%	1.75%	3.03%	0%
S&P 500 Bull 2.5X Fund[10]
Year ended April 30, 2009	90.05	(0.21)	(70.46)	(70.67)	—	—	(0.01)	(0.01)	—	19.37	(78.48%)	42,611	1.81%	1.85%	(0.95%)	578%
Year ended April 30, 2008	119.40	2.50	(31.00)	(28.50)	—	—	(0.85)	(0.85)	—	90.05	(23.97%)[7]	19,608	2.46%	1.75%	2.35%	190%
May 1, 2006[1] to April 30, 2007	100.00	3.50	22.95	26.45	(3.65)	(3.40)	—	(7.05)	—	119.40	26.95%[2]	10,382	3.15%	1.75%	3.21%	0%
S&P Bear 2.5X Fund
Year ended April 30, 2009	16.05	(0.15)	4.53	4.38	(1.11)	—	—	(1.11)	—	19.32	25.39%	26,885	1.93%	1.80%	(0.66%)	195%
Year ended April 30, 2008	14.78	0.34	0.93	1.27	—	—	—	—	—	16.05	8.59%	8,996	2.44%	1.75%	2.10%	168%
May 1, 2006[1] to April 30, 2007	20.00	0.51	(5.25)	(4.74)	—	(0.48)	—	(0.48)	—	14.78	(23.87%)[2,6]	4,391	7.03%	1.75%	3.02%	0%
Latin America Bull 2X Fund[11]
Year ended April 30, 2009	177.90	0.30	(151.98)	(151.68)	(0.32)	—	(2.45)	(2.77)	—	23.45	(85.09%)[12]	44,601	1.82%	1.75%	0.41%	120%
Year ended April 30, 2008	120.80	0.90	86.60	87.50	(20.30)	(10.10)	—	(30.40)	—	177.90	79.77%	283,141	1.64%	1.67%	0.57%	521%
May 2, 2006[1] to April 30, 2007	100.00	2.10	27.45	29.55	(7.75)	(1.00)	—	(8.75)	—	120.80	30.83%[2]	46,167	2.26%	1.75%	2.07%	861%[2]
Dollar Bear 2.5X Fund
Year ended April 30, 2009	27.35	(0.08)	(9.03)	(9.11)	—	—	—	—	—	18.24	(33.31%)	9,149	2.08%	1.80%	(0.31%)	0%
Year ended April 30, 2008	22.16	0.50	6.39	6.89	(0.26)	(1.44)	—	(1.70)	—	27.35	32.50%	22,979	1.95%	1.75%	1.99%	0%
June 12, 2006[1] to April 30, 2007	20.00	0.60	1.64	2.24	(0.05)	(0.03)	—	(0.08)	—	22.16	11.22%[2,8]	2,795	6.54%	1.75%	3.24%	0%
Dollar Bull 2.5X Fund
June 2, 2008[1] to April 30, 2009	30.00	(0.11)	8.62	8.51	—	(1.76)	—	(1.76)	—	36.75	27.87%[2]	3,208	2.49%	1.71%	(0.30%)	0%
Commodity Trends Strategy Fund
June 10, 2008[1] to April 30, 2009	30.00	(0.34)	(0.21)	(0.55)	—	—	(0.08)	(0.08)	0.05	29.42	(1.73%)[2,12]	363,818	2.02%	2.00%	(1.22%)	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The Adviser made voluntary contributions to reduce the trading and tracking error. If the contributions had not been made, the total return would have been 0.10% lower.

[7]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return would have been 0.04% lower.

[8]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return would have been 0.25% lower.

[9]	On December 15, 2008, the NASDAQ-100 Bull 2.5X Fund had a 7:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 7:1 reverse stock split.

[10]	On December 15, 2008, the S&P 500 Bull 2.5X Fund had a 5:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 5:1 reverse stock split.

[11]	On December 15, 2008, the Latin America Bull 2X Fund had a 5:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 5:1 reverse stock split.

[12]	The Adviser made an involuntary contribution for fund overdraft. If the contributions had not been made, the total return would have been less than .005% lower.

DIREXION ANNUAL REPORT  35

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2009

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 35 series of which 8 are included in this report: NASDAQ-100® Bull 2.5X Fund, NASDAQ-100® Bear 2.5X Fund, S&P 500® Bull 2.5X Fund, S&P 500® Bear 2.5X Fund, Latin America Bull 2X Fund, Dollar Bear 2.5X Fund, Dollar Bull 2.5X Fund, and the Commodity Trends Strategy Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The 8 Funds included in this report offer only Investor Class of shares. During the year ended April 30, 2009, the Board of Trustees, based upon the recommendation of management, closed three series: the Mid Cap Bull 2.5X Fund, Latin America Bear 2X Fund and Japan Bull 2X Fund.

The objective of the NASDAQ-100® Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the NASDAQ-100® Index. The objective of the NASDAQ-100® Bear 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the NASDAQ-100® Index. (Collectively, the NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X Fund are referred to as the “NASDAQ-100® Funds.”) Each NASDAQ-100® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the NASDAQ-100® Index and/or financial instruments that, in combination, provide leveraged exposure to the NASDAQ-100® Index with the NASDAQ-100® Bull 2.5X Fund creating long positions and the NASDAQ-100® Bear 2.5X Fund creating short positions.

The objective of the S&P 500® Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the S&P 500® Index. The objective of the S&P 500® Bear 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the S&P 500® Index. (Collectively, the S&P 500® Bull 2.5X Fund and the S&P 500® Bear 2.5X Fund are referred to as the “S&P 500® Funds.”) Each S&P 500® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P 500® Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P 500® Index with the S&P 500® Bull 2.5X Fund creating long positions and the S&P 500® Bear 2.5X Fund creating short positions.

The objective of the Latin America Bull 2X Fund is to seek daily investment results, before fees and expenses, of 200% of the price performance of the S&P® Latin America 40 Index (the “Latin America Index”). The Latin America Bull 2X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Latin America Index and/or financial instruments that, in combination, provide leveraged exposure to the Latin America Index while creating long positions.

The objective of the Dollar Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the U.S. Dollar® Index (the “USDX”). The Dollar Bull 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in financial instruments that, in combination, provide leveraged exposure to the USDX while creating long positions. The objective of the Dollar Bear 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the U.S. Dollar® Index (the “USDX”). The Dollar Bear 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in financial instruments that, in combination, provide leveraged exposure to the USDX while creating short positions.

The objective of the Commodity Trends Strategy Fund is to seek daily investment results, before fees and expenses, of the performance of the Standard and Poor’s Commodity Trends Indicator (“S&P CTI”).

36  DIREXION ANNUAL REPORT

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest available bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter (“OTC”) securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Investments in open-end mutual funds are valued at their respective net asset values on the valuation dates. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Managements, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, recovery on the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at April 30, 2009.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the funds.)

In a “long” equity swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the

DIREXION ANNUAL REPORT  37

securities less the interest paid by the Funds on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at April 30, 2009.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at April 30, 2009.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

Transactions in options written during the year ended April 30, 2009 were as follows:

	NASDAQ-100		NASDAQ-100		S&P 500
	Bull 2.5X Fund		Bear 2.5X Fund		Bull 2.5X Fund
	Number	Premiums	Number	Premiums	Number	Premiums
	of Contracts	Received	of Contracts	Received	of Contracts	Received

Options outstanding at April 30, 2008	2,400	$80,399	2,000	$65,000	600	$51,400
Options written	23,800	874,379	7,250	319,818	2,175	297,079
Options terminated in closing purchase transactions	(26,200)	(954,778)	(9,250)	(384,818)	(2,050)	(287,154)
Options expired	—	—	—	—	(650)	(48,200)
Option exercised	—	—	—	—	(75)	(13,125)

Options outstanding at April 30, 2009	—	$—	—	$—	—	$—

38  DIREXION ANNUAL REPORT

	S&P 500		Latin America
	Bear 2.5X Fund		Bull 2X Fund
	Number	Premiums	Number	Premiums
	of Contracts	Received	of Contracts	Received

Options outstanding at April 30, 2008	500	$40,400	23,000	$2,420,346
Options written	4,500	703,552	60,100	2,680,693
Options terminated in closing purchase transactions	(4,300)	(678,802)	(71,600)	(4,492,043)
Options expired	(550)	(38,900)	(11,500)	(608,996)
Option exercised	(150)	(26,250)	—	—

Options outstanding at April 30, 2009	—	$—	—	$—

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Basis for Consolidation for the Commodity Trends Strategy Fund – The Commodity Trends Strategy Fund may invest in up to 25% of its total assets in its Subsidiary, the Direxion CTS Fund (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Commodity Trends Strategy Fund. The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Commodity Trends Strategy Fund consistent with the Commodity Trends Strategy Fund’s investment objectives and policies specified in its prospectus and statement of additional information. As April 30, 2009, the consolidated net assets of the Commodity Trends Strategy Fund were $363,817,681, of which $83,817,252, or approximately 23.04%, represented the Commodity Trends Strategy Fund’s ownership of all issued shares and voting rights of the Subsidiary.

i) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

j) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

k) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

l) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

DIREXION ANNUAL REPORT  39

The tax character of distributions during the year or period ended April 30, 2009 and the year ended April 30, 2008, were as follows:

	NASDAQ-100 Bull 2.5X Fund		NASDAQ-100 Bear 2.5X Fund		S&P 500 Bull 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,
	2009	2008	2009	2008	2009	2008

Distributions paid from:
Ordinary Income	$107,172	$1,601,758	$526,007	$—	—	$—
Long-Term Capital Gains	760,408	1,398,248	—	—	—	—
Return of Capital	15,509	—	—	—	16,961	122,813

Total Distributions paid	$883,089	$3,000,006	$526,007	$—	$16,961	$122,813

	S&P 500 Bear 2.5X Fund		Latin America Bull 2X Fund		Dollar Bear 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,
	2009	2008	2009	2008	2009	2008

Distributions paid from:
Ordinary Income	$645,243	$—	$503,876	$41,368,910	$—	$485,333
Long-Term Capital Gains	—	—	—	—	—	503,569
Return of Capital	—	—	3,826,290	—	—	—

Total Distributions paid	$645,243	$—	$4,330,166	$41,368,910	$—	$988,902

	Dollar Bull	Commodity Trends
	2.5X Fund	Strategy Fund
	Period Ended	Period Ended
	April 30,	April 30,
	2009[1]	2009[2]

Distributions paid from:
Ordinary Income	$155,172	$—
Long-Term Capital Gains	238,510	—
Return of Capital	—	293,844

Total Distributions paid	$393,682	$293,844

[1]	Commenced operations on June 2, 2008.

[2]	Commenced operations on June 10, 2008.

As of April 30, 2009, the components of distributable earnings of the Funds on a tax basis were as follows:

	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund	Bear 2.5X Fund

Tax cost of investments	$19,119,114	$4,280,573	$31,871,586	$12,089,452
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

Undistributed ordinary income	—	—	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	—	—

Other accumulated gain/(loss)	(35,908,486)	(5,223,080)	(24,827,366)	(6,484,259)

Total accumulated earnings/(loss)	$(35,908,486)	$(5,223,080)	$(24,827,366)	$(6,484,259)

40  DIREXION ANNUAL REPORT

	Latin America	Dollar	Dollar	Commodity Trends
	Bull 2X Fund	Bear 2.5X Fund	Bull 2.5X Fund	Strategy Fund

Tax cost of investments	$18,335,902	$10,508,932	$722,351	$278,149,561
Gross unrealized appreciation	8,391	—	—	—
Gross unrealized depreciation	(49,568)	—	—	—

Net unrealized appreciation/(depreciation)	$(41,177)	$—	$—	$—

Undistributed ordinary income	—	—	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	—	—

Other accumulated gain/(loss)	(227,049,605)	(5,265,878)	(788,978)	(4,267,297)

Total accumulated earnings/(loss)	$(227,090,782)	$(5,265,878)	$(788,978)	$(4,267,297)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards, post-October losses and/or unrealized gain/(loss) on derivative positions.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income and realized gains and losses under GAAP and tax reporting:

	Net Investment	Realized	Capital
	Income (Loss)	Gain (Loss)	Stock

NASDAQ-100 Bull 2.5X Fund	$80,971	$—	$(80,971)
NASDAQ-100 Bear 2.5X Fund	(1,284,555)	2,322,055	(1,037,500)
S&P 500 Bull 2.5X Fund	261,784	—	(261,784)
S&P 500 Bear 2.5X Fund	814,943	(46,398,919)	45,583,976
Latin America Bull 2X Fund	—	—	—
Dollar Bear 2.5X Fund	41,830	1,444	(43,274)
Dollar Bull 2.5X Fund	19,282	(2,724,362)	2,705,080
Commodity Trends Strategy Fund	1,589,152	27,148,934	(28,738,086)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to swap contracts, net operating losses, and dividends on redemption adjustments with differing book and tax methods.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, April 30, 2009.

At April 30, 2009, the following funds deferred, on a tax basis, post-October losses of:

Post October
Loss Deferred

NASDAQ-100 Bull 2.5X Fund	$4,000,605
NASDAQ-100 Bear 2.5X Fund	4,492,504
S&P 500 Bull 2.5X Fund	13,342,454
S&P 500 Bear 2.5X Fund	4,117,654
Latin America Bull 2X Fund	2,121,979
Dollar Bear 2.5X Fund	—
Dollar Bull 2.5X Fund	788,978
Commodity Trends Strategy Fund	—

DIREXION ANNUAL REPORT  41

At April 30, 2009, the Funds had capital loss carryforwards on a tax basis of:

	Expires
	4/30/2016	4/30/2017	Total

NASDAQ-100 Bull 2.5X Fund	—	32,940,296	32,940,296
NASDAQ-100 Bear 2.5X Fund	—	—	—
S&P 500 Bull 2.5X Fund	259,451	11,832,432	12,091,883
S&P 500 Bear 2.5X Fund	—	—	—
Latin America Bull 2X Fund	—	224,927,626	224,927,626
Dollar Bear 2.5X Fund	—	5,265,878	5,265,878
Dollar Bull 2.5X Fund	—	—	—
Commodity Trends Strategy Fund	—	—	—

The NASDAQ-100 Bear 2.5X Fund utilized $4,794,636 of prior year capital loss carryover in the current year.

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2009, open Federal and state income tax years include the tax years ended April 30, 2007, April 30, 2008, and April 30, 2009. The Funds have no examination in progress.

The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial positions or results of operations. There is no tax liability resulting from uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end April 30, 2007, April 30, 2008, and April 30, 2009. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

m) Credit Facility – U.S. Bank, N.A. (“U.S. Bank”) has made available to the Latin America Bull 2X Fund a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. Available borrowing under the Line of Credit is limited to the lesser of $14,500 or 33.33% of the Fund’s net assets. Borrowings under the Line of Credit are charged at prime rate less 1/2%. The Fund did not utilize the credit facility for the year ended April 30, 2009.

n) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

o) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

42  DIREXION ANNUAL REPORT

3.	REVERSE STOCK SPLITS

During the year ended April 30, 2009, shares of the NASDAQ-100 Bull 2.5X Fund, S&P 500 Bull 2.5X Fund and the Latin America Bull 2X Fund were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to reduce the number of shares outstanding while maintaining the Fund’s and each shareholders aggregate net asset value. A summary of the reverse stock splits is as follows:

			Net Asset Value	Net Asset Value	Shares Outstanding	Shares Outstanding
	Date	Rate	Before Split	After Split	Before Split	After Split

NASDAQ-100 Bull 2.5X Fund	12/15/2008	7:1	$3.49	$24.43	6,058,704	865,529
S&P 500 Bull 2.5X Fund	12/15/2008	5:1	4.34	21.70	10,143,247	2,028,649
Latin America Bull 2X Fund	12/15/2008	5:1	3.83	19.15	8,682,787	1,736,557

The reverse stock splits have no impact on the net assets of the funds.

4.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the years ended April 30, 2009 and April 30, 2008 were as follows:

	NASDAQ-100 Bull 2.5X Fund[1]		NASDAQ-100 Bear 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2009	2008	2009	2008

Shares sold	18,646,631	1,361,682	10,326,433	9,462,805
Shares issued in reinvestment of distributions	165,761	19,413	21,427	—
Shares redeemed	(19,328,806)	(1,237,909)	(10,472,613)	(9,286,029)

Total net increase (decrease) from capital share transactions	(516,414)	143,186	(124,753)	176,776

	S&P 500 Bull 2.5X Fund[2]		S&P 500 Bear 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2009	2008	2009	2008

Shares sold	37,393,557	1,447,552	28,196,795	13,515,509
Shares issued in reinvestment of distributions	4,480	1,148	23,336	—
Shares redeemed	(36,287,404)	(1,317,931)	(27,389,095)	(13,252,074)

Total net increase (decrease) from capital share transactions	1,110,633	130,769	831,036	263,435

	Latin American Bull 2X Fund[3]		Dollar Bear 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2009	2008	2009	2008

Shares sold	13,658,016	5,205,192	15,142,762	4,484,186
Shares issued in reinvestment of distributions	971,447	283,434	—	37,543
Shares redeemed	(20,684,594)	(4,279,394)	(15,481,362)	(3,807,603)

Total net increase (decrease) from capital share transactions	(6,055,131)	1,209,232	(338,600)	714,126

DIREXION ANNUAL REPORT  43

	Dollar	Commodity Trends
	Bull 2.5X Fund	Strategy Fund
	Period Ended	Period Ended
	April 30,	April 30,
	2009[4]	2009[5]

Shares sold	7,887,615	13,979,850
Shares issued in reinvestment of distributions	6,138	5,294
Shares redeemed	(7,806,472)	(1,619,880)

Total net increase (decrease) from capital share transactions	87,281	12,365,264

[1]	Capital share transactions prior to December 15, 2008 have been adjusted to reflect the effect of the 7:1 reverse stock split.

[2]	Capital share transactions prior to December 15, 2008 have been adjusted to reflect the effect of the 5:1 reverse stock split.

[3]	Capital share transactions prior to December 15, 2008 have been adjusted to reflect the effect of the 5:1 reverse stock split.

[4]	Commenced operations on June 2, 2008.

[5]	Commenced operations on June 10, 2008.

5.	INVESTMENT TRANSACTIONS

During the year ended April 30, 2009, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500
	Bull 2.5X	Bear 2.5X	Bull 2.5X	Bear 2.5X
	Fund	Fund	Fund	Fund

Purchases	$626,208	$—	$2,833,706	$2,000,796
Sales	5,696,384	172,348	7,908,646	5,162,169

	Latin America	Dollar	Dollar	Commodity Trends
	Bull 2X	Bear 2X	Bull 2X	Strategy
	Fund	Fund	Fund	Fund

Purchases	$123,349,045	$—	$—	$—
Sales	221,996,262	—	—	—

There were no purchases or sales of long-term U.S. government securities during the year ended April 30, 2009.

6.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. For the year ended April 30, 2009, the Adviser has contractually agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. On November 6, 2008, the Board of Trustees approved changes to the annual expense caps of the NASDAQ-100 Bull 2.5X Fund, NASDAQ-100 Bear 2.5X Fund, S&P 500 Bull 2.5X Fund, S&P 500 Bear 2.5X Fund, Latin America Bull 2X Fund, Dollar Bear 2.5X Fund and Dollar Bull 2.5X Fund. Effective January 1, 2009 and extending through June 30, 2009, the annual expenses caps of these Funds increased from 1.75% to 1.95%. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause

DIREXION ANNUAL REPORT  44

the Fund to exceed the annual cap on expenses from the period in which those expenses were originally waived. For the year ended April 30, 2009, the Adviser paid or recouped the following expenses:

	NASDAQ-100	NASDAQ-100	S&P 500 Bull	S&P 500 Bear
	Bull 2.5X Fund	Bear 2.5X Fund	2.5X Fund	2.5X Fund

Annual Advisory rate	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses	1.95%	1.95%	1.95%	1.95%
Expenses paid in excess of annual cap on expenses — 2009	$24,439	$43,541	$—	$32,278
Advisory expense waiver recovery — 2009	$—	$—	$13,194	$—

	Latin America	Dollar Bear	Dollar Bull	Commodity Trends
	Bull 2X Fund	2.5X Fund	2.5X Fund	Strategy Fund

Annual Advisory rate	0.75%	0.75%	0.75%	1.00%
Annual cap on expenses	1.95%	1.95%	1.95%	2.00%
Expenses paid in excess of annual cap on expenses — 2009	$78,811	$34,674	$50,770	$24,076
Advisory expense waiver recovery — 2009	$—	$—	$—	$—

Expenses subject to potential recovery expiring in:

	NASDAQ-100 Bull	NASDAQ-100 Bear	S&P 500 Bull	S&P 500 Bear
	2.5X Fund	2.5X Fund	2.5X Fund	2.5X Fund

2010	$115,531	$79,014	$83,903	$108,118
2011	$101,630	$63,714	$63,741	$78,443
2012	$28,401	$43,541	$520	$32,278

Total	$245,562	$186,269	$148,164	$218,839

	Latin America Bull	Dollar Bear	Dollar Bull	Commodity Trends
	2X Fund	2.5X Fund	2.5X Fund	Strategy Fund

2010	$—	$97,186	$—	$—
2011	$—	$27,454	$—	$—
2012	$78,811	$34,674	$50,770	$24,076

Total	$78,811	$159,314	$50,770	$24,076

On May 20, 2009, the Board of Trustees, based upon on management’s recommendation, approved a new Operating Services Agreement (the “Agreement”). Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. Effective July 1, 2009, the annual expense caps will no longer be applicable. The Adviser will relinquish all recovery of expenses waived by the Funds for the previous three years.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

NASDAQ-100 Bull 2.5X Fund	0.65%
NASDAQ-100 Bear 2.5X Fund	0.65%
S&P 500 Bull 2.5X Fund	0.65%
S&P 500 Bear 2.5X Fund	0.65%
Latin America Bull 2X Fund	0.65%
Dollar Bear 2X Fund	0.65%
Dollar Bull 2X Fund	0.65%
Commodity Trends Strategy Fund	0.45%

45  DIREXION ANNUAL REPORT

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Funds currently pay a 12b-1 fee of 0.25% of the Fund’s average daily net assets.

Shareholder Servicing Fees: The Board of Trustees has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.25% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

U.S. Bank N.A. and/or its affiliates receive revenue from certain broker-dealers that may receive Rule 12b-1 fees or other payments from mutual funds in which certain Direxion Funds may invest. The Board of Trustees agreed to have 70% of the fees received by U.S. Bank N.A. applied against custody invoices. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly”. For the fiscal year ended April 30, 2009, the amount of custody expenses reduced by this revenue was as follows:

NASDAQ-100 Bull 2.5X Fund	$1,992
NASDAQ-100 Bear 2.5X Fund	1,370
S&P 500 Bull 2.5X Fund	1,297
S&P 500 Bear 2.5X Fund	1,774
Latin America Bull 2X Fund	6,252
Dollar Bear 2X Fund	2,225
Dollar Bull 2X Fund	—
Commodity Trends Strategy Fund	284

$15,194

7.	SUMMARY OF FAIR VALUE DISCLOSURE

In September 2006, FASB issued Standard No. 157, Fair Value Measurement (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make measurements of fair value more consistent and comparable. The Funds have adopted FAS 157 effective May 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the credit risk associated with investing in those securities.

DIREXION ANNUAL REPORT  46

The following is a summary of the inputs used to value each Fund’s net assets as of April 30, 2009:

	NASDAQ-100 Bull 2.5X Fund		NASDAQ-100 Bear 2.5X Fund
	Investments in	Other Financial	Investments in	Other Financial
Description	Securities	Instruments*	Securities	Instruments*

Level 1 – Quoted prices	$19,119,114	$—	$4,280,573	$—
Level 2 – Other significant observable inputs	—	1,032,415	—	(730,576)
Level 3 – Significant unobservable inputs	—	—	—	—

Total	$19,119,114	$1,032,415	$4,280,573	$(730,576)

	S&P 500 Bull 2.5X Fund		S&P 500 Bear 2.5X Fund
	Investments in	Other Financial	Investments in	Other Financial
Description	Securities	Instruments*	Securities	Instruments*

Level 1 – Quoted prices	$31,871,586	$(18,335)	$12,089,452	$—
Level 2 – Other significant observable inputs	—	1,019,019	—	(2,366,605)
Level 3 – Significant unobservable inputs	—	—	—	—

Total	$31,871,586	$1,000,684	$12,089,452	$(2,366,605)

	Latin America Bull 2X Fund		Dollar Bear 2.5X Fund
	Investments in	Other Financial	Investments in	Other Financial
Description	Securities	Instruments*	Securities	Instruments*

Level 1 – Quoted prices	$18,294,725	$—	$10,508,932	$176,822
Level 2 – Other significant observable inputs	—	—	—	—
Level 3 – Significant unobservable inputs	—	—	—	—

Total	$18,294,725	$—	$10,508,932	$176,822

	Dollar Bull 2.5X Fund		Commodity Trends Strategy Fund
	Investments in	Other Financial	Investments in	Other Financial
Description	Securities	Instruments*	Securities	Instruments*

Level 1 – Quoted prices	$722,351	$(27,104)	$278,149,561	$—
Level 2 – Other significant observable inputs	—	—	—	(4,267,297)
Level 3 – Significant unobservable inputs	—	—	—	—

Total	$722,351	$(27,104)	$278,149,561	$(4,267,297)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8.	NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, Disclosures about Derivatives Instruments and Hedging Activities (“FAS 161”). This standard is intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivatives instruments, b) how derivatives instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of April 30, 2009, management does not believe the adoption of FAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures will be required about the use of derivative instruments and hedge items.

In April 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157

DIREXION ANNUAL REPORT  47

required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and will be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

9.	SUBSEQUENT EVENT

On February 11, 2009, the Board of Trustees, based on recommendation from management, approved the creation of an Institutional Class of shares for the Commodity Trends Strategy Fund. The Commodity Trends Strategy commenced issuance of the Institutional Class of shares on May 1, 2009.

48  DIREXION ANNUAL REPORT

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of Direxion Funds

We have audited the accompanying statement of assets and liabilities of NASDAQ 100 Bull 2.5X Fund, NASDAQ 100 Bear 2.5X Fund, S&P 500 Bull 2.5X Fund, S&P 500 Bear 2.5X Fund, Latin America Bull 2.5X Fund, Dollar Bear 2.5X Fund, Dollar Bull 2.5X Fund and Commodity Trends Strategy Fund (eight of the series constituting Direxion Funds) (the “Funds”), including the schedules of investments, as of April 30, 2009, and the related statements of operations, the statement of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control of financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at April 30, 2009, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

June 23, 2009
Milwaukee, Wisconsin

DIREXION ANNUAL REPORT  49

Additional Information
(Unaudited)

LONG-TERM CAPITAL GAIN DISTRIBUTIONS

Each Fund hereby designates the following amounts as long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares), during the year ended April 30, 2009.

NASDAQ-100 Bull 2.5X Fund	$760,408
NASDAQ-100 Bear 2.5X Fund	—
S&P 500 Bull 2.5X Fund	—
S&P 500 Bear 2.5X Fund	—
Latin America Bull 2X Fund	—
Dollar Bear 2.5X Fund	—
Dollar Bull 2.5X Fund	238,510
Commodity Trends Strategy Fund	—

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended April 30, 2009, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

NASDAQ-100 Bull 2.5X Fund	0.0%
NASDAQ-100 Bear 2.5X Fund	0.0%
S&P 500 Bull 2.5X Fund	0.0%
S&P 500 Bear 2.5X Fund	0.0%
Latin America Bull 2X Fund	0.0%
Dollar Bear 2.5X Fund	0.0%
Dollar Bull 2.5X Fund	0.0%
Commodity Trends Strategy Fund	0.0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended April 30, 2009, was as follows:

NASDAQ-100 Bull 2.5X Fund	0.0%
NASDAQ-100 Bear 2.5X Fund	0.0%
S&P 500 Bull 2.5X Fund	0.0%
S&P 500 Bear 2.5X Fund	0.0%
Latin America Bull 2X Fund	0.0%
Dollar Bear 2.5X Fund	0.0%
Dollar Bull 2.5X Fund	0.0%
Commodity Trends Strategy Fund	0.0%

50  DIREXION ANNUAL REPORT

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Lawrence C. Rafferty(1)
Age: 66	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	73	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
				in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Daniel J. Byrne
Age: 64	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present.	73	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III
Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A. 1979-present.	73	None

John Weisser
Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	73	MainStay VP Series Fund, Inc.

DIREXION ANNUAL REPORT  51

Direxion Funds
TRUSTEES AND OFFICERS

Officers

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Daniel D. O’Neill
Age: 40	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	N/A	N/A

William Franca
Age: 52	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A

Christopher Lewis
Age: 38	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009 – present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Guy F. Talarico
Age: 53	Principal Financial Officer and Treasurer	Once Year; Since 2008	CEO, Alaric Compliance Services LLC, 2006-present; Co-CEO EOS Compliance Services, LLC, 2004-2006; Senior Director, Investors Bank and Trust Co, 2001-2004; Division Executive, JP Morgan-Chase Bank, 1986-2001; Group Product Manager, Lever Brothers Company, 1977-1986.	N/A	N/A

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202
Age: 36	Secretary	One Year; Since 2004	Senior Vice President USBFS since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services LLC, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC, 2000-2003.	N/A	N/A

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 34 portfolios, the Direxion Insurance Trust which currently offers for sale 3 portfolios and the Direxion ETF Trust which currently offers for sale to the public 20 of the 40 funds currently registered with the SEC.

The address for all trustees and officers except Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

52  DIREXION ANNUAL REPORT

ANNUAL REPORT APRIL 30, 2009

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Advisor
Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr. Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
875 E. Wisconsin Avenue
MiIwaukee, WI 53202

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Beginning with the Funds’ first and third quarters ending after July 9, 2004, the Funds will file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.
Item 3. Audit Committee Financial Expert.
The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Gerald E. Shanley III is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including assessment of FIN 48 for the Funds and additional tax research. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant. The table presents aggregate fees billed to the registrant and reflected in the financial statements of the report to shareholders. Amounts from fiscal year ended April 30, 2008 have been adjusted to reflect this methodology.

	FYE 4/30/09	FYE 4/30/08

Audit Fees	$182,590	$192,340
Audit-Related Fees	—	—
Tax Fees	$34,080	$73,590
All Other Fees	—	—

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.
The percentages of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/09	FYE 4/30/08

Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%
All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 4/30/09	FYE 4/30/08

Registrant	None	None
Registrant’s Investment Adviser	None	None
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title)*	/s/ Daniel D. O’Neill

Daniel D. O’Neill, President

Date	6/29/2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill

Daniel D. O’Neill, President

Date	6/29/2009

By (Signature and Title)*	/s/ Guy Talarico

Guy Talarico, Principal Financial Officer

Date	6/29/2009

*	Print the name and title of each signing officer under his or her signature.